Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Product Warranty Liability	Warranty cost and accrual information were as follows:

(In millions)	2023	2022	2021
Balance at beginning of the year	$10.8	$9.4	$8.1
Expenses for new warranties	9.9	9.5	8.6
Adjustments to existing accruals	(0.2)	(0.6)	(0.7)
Claims paid	(10.8)	(8.4)	(6.6)
Added through acquisition	—	1.3	0.3
Translation	0.2	(0.4)	(0.3)

Balance at end of year	$9.9	$10.8	$9.4